Interest and finance costs (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]
Schedule Of Interest And Finance Costs [Table Text Block]
	2012	2011	2010
Interest expense	$7,021	$4,494	$4,642
Amortization of financing costs	379	278	263
Commitment fees and other costs	218	152	308
Total	$7,618	$4,924	$5,213